DEFERRED INCOME TAXES - Schedule of Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Pre tax income	$ 4,167,702	$ 2,725,145	$ 876,539
Other	0	0	12,082
Temporary differences	(309,868)	(376,432)	(84,185)
Income tax	$ 185,738	800,000	861,815
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Tax at federal rate	$ 0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Tax at federal rate	$ 1,109,868	$ 1,176,432	$ 933,918